Contract liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract liabilities [abstract]
Contract liabilities	$ 5,674,290	$ 9,587,245
Movement in contract liabilities
Beginning balance	9,587,245	7,054,586
Revenue recognised	(5,904,877)	(3,204,988)
Additions from acquisition (note 33(C))	416,307
Receipt from customers upon entering sales contracts	1,575,615	5,737,647
Ending balance	5,674,290	9,587,245
Revenue to be recognized in within one year	$ 2,500,370	$ 5,915,231
Period of revenue to be recognized	1 year